Accumulated other comprehensive income (Details 3) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Reclassification adjustments, included in net income
Income tax expense	475	510	311	985	295
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	2	0	0	2	0
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	2	46	0	48	1
Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	2	46		48
of which net impairment provision		46
Estimated amount to be reclassified from cumulative translation adjustments to net income upon settlement		34
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	(62)	0	(134)
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	66	64	42	130	84
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	88	86		174
Income tax expense	(22)	(22)		(44)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(31)	(27)	(14)	(58)	(36)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(40)	(34)		(74)
Income tax expense	9	7		16
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	39	83	(34)	122	(85)